Other Income - Summary of Other Income (Parenthetical) (Details) ¥ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
Other Income Expense [Abstract]
Government grants received	¥ 6.3	$ 0.9
Revenue from government as an incentive for research and development	¥ 3.7	$ 0.5	¥ 1.3